Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 07, 2017
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND
Central Index Key	dei_EntityCentralIndexKey	0000275857
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 07, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 07, 2017
Prospectus Date	rr_ProspectusDate	Apr. 07, 2017